Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Collateralized Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Collateralized Accounts Receivable and Recourse and Non Recourse Debt [Abstract]
Estimated residual value of leased assets	$ 215.6	$ 222.6
Minimum lease payments receivable	127.6	125.6
Guaranteed operation (cash inflow)	42.7	52.7
Impairment	(97.2)	(77.6)
Investment in sales-type lease	288.7	323.3
Current portion	185.6	142.8
Non-current portion	$ 103.1	$ 180.5